Recovery of Erroneously Awarded Compensation	12 Months Ended
Dec. 31, 2024
Restatement Determination Date:: 2024-01-17
Erroneously Awarded Compensation Recovery
Erroneous Compensation Analysis

On January 17, 2024, our Board adopted a policy (commonly known as a “clawback” policy) which provides for the recovery of erroneously awarded incentive compensation to certain of our officers in the event that we are required to prepare an accounting restatement due to material noncompliance by us with any financial reporting requirements under the federal securities laws. This policy is designed to comply with Section 10D of the Securities Exchange Act of 1934, as amended, related rules and the listing standards of Nasdaq Stock Market or any other securities exchange on which our shares are listed in the future. The policy is administered by our Board or, if so designated by the Board, the Compensation Committee. Any determinations made by the Board shall be final and binding on all affected individuals.

The individuals covered by the policy (the “Covered Executives”) are any current or former employee who is or was identified as our president, principal financial officer, principal accounting officer (or if there is no such accounting officer, the controller), any vice-president in charge of a principal business unit, division, or function (such as sales, administration, or finance), any other officer who performs a policy-making function, or any other person (including any executive officer of our subsidiaries or affiliates) who performs similar policy-making functions for us.

The policy covers our recoupment of “Incentive-Based Compensation” (as defined in the policy) received by a person after beginning service as a Covered Executive and who served as a Covered Executive at any time during the performance period for that Incentive-Based Compensation. In the event we are required to prepare an accounting restatement, the policy requires us to recover, reasonably promptly, any excess incentive compensation (as determined by our Board or Compensation Committee) received by any Covered Executive during the three completed fiscal years immediately preceding the date on which we are required to prepare such accounting restatement.

The foregoing description of our clawback does not purport to be complete and is qualified in its entirety by the terms and conditions of such policy, a copy of which is filed as an exhibit to the registration statement filed on October 8, 2021 and is incorporated herein by reference.